PREFERRED STOCK (Details Narrative) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Mar. 30, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized	25,000,000		25,000,000
Preferred stock, par value	$ 0.001		$ 0.001
Total proceeds from sale of stock	$ 0	$ 46,500
Geneva Roth Remark Holdings [Member]
Class of Stock [Line Items]
Loss on conversion of stock	$ 140,853
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, par value	$ 0.001		$ 0.001
Preferred stock, shares designated	1,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,900,000		1,900,000
Preferred stock, par value	$ 0.001		$ 0.001
Preferred stock, shares designated	1,900,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, par value	$ 0.001		$ 0.001	$ 1.00
Preferred stock, shares designated	1,000,000			1,000,000
Series C Preferred Stock [Member] | Geneva Roth Remark Holdings [Member]
Class of Stock [Line Items]
Stock sold for cash, shares	268,200
Total proceeds from sale of stock	$ 268,200
Conversion of stock, shares converted	75,138
Common Stock [Member] | Geneva Roth Remark Holdings [Member]
Class of Stock [Line Items]
Conversion of stock, shares issued	53,371,284